Statement of Changes in Net Assets Available for Benefits - Rhinebeck Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 4,113,360
Interest and dividends	211,779
Net investment income	4,325,139
Interest income on notes receivable from participants	31,290
Contributions:
Participants	1,164,513
Employer	1,085,458
Rollovers	437,292
Total contributions	2,687,263
Total additions	7,043,692
Deductions
Benefits paid to participants	1,760,362
Administrative expenses	38,629
Total deductions	1,798,991
Net Increase	5,244,701
Net Assets Available for Benefits, Beginning of year	28,146,030
Net Assets Available for Benefits, End of year	$ 33,390,731